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                                Explanatory Note
                                ----------------

The following annual reports, dated December 31, 2003, are incorporated by reference herein:

o    AXA Premier VIP Trust, as filed on Form N-CSRS on March 10, 2004, CIK
     No. 0001160168, Accession No. 0001193125-04-038236 (Registration File Nos.
     333-70754 and 811-10509)

o EQ Advisors Trust, as filed on Form N-CSRS on March 10, 2004, CIK No. 0001027263, Accession No. 0001193125-04-038167 (Registration File Nos.
     333-17217 and 811-07953)

o Barr Rosenberg Variable Insurance Trust, as filed on Form N-CSRS on March 8, 2004, CIK No. 0001058265, Accession Nos. 0000950152-04-001711
     (Registration File Nos. 333-50529 and 811-08759)

o The Universal Institutional Funds, Inc., as filed on Form N-CSRS on March 8, 2004, CIK No. 0001011378, Accession Nos. 0001047469-04-006884
     (Registration File Nos. 333-03013 and 811-07607)